Subsidiary Guarantors	9 Months Ended
Sep. 30, 2013
Subsidiary Guarantors [Abstract]
Subsidiary Guarantors
Subsidiary Guarantors

The Partnership has filed a registration statement on Form S-3 with the SEC to register, among other securities, the future issuance of debt securities. The subsidiaries of the Partnership (the "Subsidiaries") are co-registrants with the Partnership for the purpose of issuing guarantees of debt securities by one or more of the Subsidiaries (other than American Midstream Finance Corporation, a 100% owned subsidiary of the Partnership whose sole purpose is to act as co-issuer of such debt securities). The financial position and operations of the co-issuer are minor and therefore have been included with the Parent's financial information. As of June 30, 2012, the Subsidiaries were 100% owned by the Partnership and any guarantees by the Subsidiaries will be full and unconditional. Beginning July 1, 2012, the Partnership has had an investment in the non-guarantor subsidiaries equal to a 87.4% undivided interest in its Chatom System. The Partnership has no assets or operations independent of the Subsidiaries, and there are no significant restrictions upon the ability of the Subsidiaries to distribute funds to the Partnership. In the event that more than one of the Subsidiaries provides guarantees of any debt securities issued by the Partnership, such guarantees will constitute joint and several obligations. None of the assets of the Partnership or the Subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended. For purposes of the following unaudited condensed consolidating financial information, the Partnership's investments in its Subsidiaries and the guarantor subsidiaries' investment in its 87.4% undivided interest in the Chatom System are presented in accordance with the equity method of accounting. The financial information may not necessarily be indicative of the financial position, results of operations, or cash flows had the subsidiary guarantors operated as independent entities. Condensed consolidating financial information for the Partnership, its combined guarantor subsidiaries and non-guarantor subsidiary as of September 30, 2013 and December 31, 2012 and for the three and nine months ended September 30, 2013 and 2012 are as follows (in thousands):

	Condensed Consolidating Balance Sheet
	September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$1	$3,472	$—	$—	$3,473
Accounts receivable	—	4,144	1,502	—	5,646
Unbilled revenue	—	20,107	3,649	—	23,756
Risk management assets	—	1,050	—	—	1,050
Other current assets	—	4,753	473	—	5,226
Current assets held for sale	—	1,276	—	—	1,276
Total current assets	1	34,802	5,624	—	40,427
Property, plant and equipment, net	—	257,864	58,791	—	316,655
Noncurrent assets held for sale, net	—	3,016	—	—	3,016
Intangible assets, net	—	4,351	—	—	4,351
Goodwill	—	16,447	—	—	16,447
Deferred tax asset	—	5,741	—	—	5,741
Investment in subsidiaries	149,782	53,607	—	(203,389)	—
Other assets, net	—	6,202	—	—	6,202
Total assets	$149,783	$382,030	$64,415	$(203,389)	$392,839

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$2,038	$210	$—	$2,248
Accrued gas purchases	—	13,706	2,614	—	16,320
Accrued expenses and other current liabilities	856	16,576	116	—	17,548
Risk management liabilities	—	349	—	—	349
Current portion of long-term debt	—	7,281	—	—	7,281
Current portion of loans to affiliate	—	20,000	—	—	20,000
Current liabilities held for sale	—	1,355	—	—	1,355
Total current liabilities	856	61,305	2,940	—	65,101
Risk management liabilities	—	122	—	—	122
Assets retirement obligations	—	33,972	468	—	34,440
Other liabilities	—	215	—	—	215
Long-term debt	—	124,888	—	—	124,888
Deferred tax liability	—	10,760	—	—	10,760
Long-term liabilities held for sale	—	986	—	—	986
Total liabilities	856	232,248	3,408	—	236,512
Convertible preferred units	92,912	—	—	—	92,912
Total partners' capital	56,015	149,782	53,607	(203,389)	56,015
Noncontrolling interest	—	—	7,400	—	7,400
Total equity and partners' capital	56,015	149,782	61,007	(203,389)	63,415
Total liabilities, equity and partners' capital	$149,783	$382,030	$64,415	$(203,389)	$392,839

	Condensed Consolidating Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Asset retirement obligations	—	7,861	458	—	8,319
Other liabilities	—	309	—	—	309
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity and partners' capital	80,165	80,164	59,051	(131,777)	87,603
Total liabilities, equity and partners' capital	$80,165	$245,475	$62,833	$(131,777)	$256,696

	Condensed Consolidating Statements of Operations
	Three months ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Revenue	$—	$66,363	$14,562	$(890)	$80,035
Loss on commodity derivatives, net	—	(499)	—	—	(499)
Total revenue	—	65,864	14,562	(890)	79,536
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	47,361	11,502	(890)	57,973
Direct operating expenses	—	7,138	1,206	—	8,344
Selling, general and administrative expenses	—	5,157	—	—	5,157
Equity compensation expense	—	392	—	—	392
Depreciation, amortization and accretion expense	—	7,465	415	—	7,880
Total operating expenses	—	67,513	13,123	(890)	79,746
Operating (loss) income	—	(1,649)	1,439	—	(210)
Other income (expense):
(Loss) earnings from consolidated affiliates	(2,731)	1,249	—	1,482	—
Interest expense	—	(2,636)	—	—	(2,636)
Net (loss) income before income tax benefit	(2,731)	(3,036)	1,439	1,482	(2,846)
Income tax benefit	—	214	—	—	214
Net (loss) income from continuing operations	(2,731)	(2,822)	1,439	1,482	(2,632)
Discontinued operations	—	91	—	—	91
Net (loss) income	(2,731)	(2,731)	1,439	1,482	(2,541)
Net income attributable to noncontrolling interests	—	—	190	—	190
Net (loss) income attributable to the Partnership	$(2,731)	$(2,731)	$1,249	$1,482	$(2,731)

	Condensed Consolidating Statements of Operations
	Three months ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Revenue	$—	$39,346	$15,371	$(370)	$54,347
Loss on commodity derivatives, net	—	(946)	—	—	(946)
Total revenue	—	38,400	15,371	(370)	53,401
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	30,194	11,541	(370)	41,365
Direct operating expenses	—	4,351	978	—	5,329
Selling, general and administrative expenses	—	3,150	96	—	3,246
Equity compensation expense	—	474	—	—	474
Depreciation, amortization and accretion expense	—	5,102	402	—	5,504
Total operating expenses	—	43,271	13,017	(370)	55,918
Gain on sale of assets, net	—	4	—	—	4
Operating (loss) income	—	(4,867)	2,354	—	(2,513)
Other income (expense):
(Loss) earnings from consolidated affiliates	(4,275)	2,105	—	2,170	—
Interest expense	—	(1,501)	—	—	(1,501)
Net (loss) income from continuing operations	(4,275)	(4,263)	2,354	2,170	(4,014)
Discontinued operations	—	(12)	—	—	(12)
Net (loss) income	(4,275)	(4,275)	2,354	2,170	(4,026)
Net income attributable to noncontrolling interests	—	—	249	—	249
Net (loss) income attributable to the Partnership	$(4,275)	$(4,275)	$2,105	$2,170	$(4,275)

	Condensed Consolidating Statements of Operations
	Nine months ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Revenue	$—	$179,059	$41,818	$(4,361)	$216,516
Gains on commodity derivatives, net	—	110	—	—	110
Total revenue	—	179,169	41,818	(4,361)	216,626
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	134,041	32,991	(4,361)	162,671
Direct operating expenses	—	17,490	3,408	—	20,898
Selling, general and administrative expenses	—	13,748	—	—	13,748
Equity compensation expense	—	1,877	—	—	1,877
Depreciation, amortization and accretion expense	—	21,028	1,243	—	22,271
Total operating expenses	—	188,184	37,642	(4,361)	221,465
Gain on involuntary conversion of property, plant and equipment	—	343	—	—	343
Loss on impairment of property, plant and equipment	—	(15,232)	—	—	(15,232)
Operating (loss) income	—	(23,904)	4,176	—	(19,728)
Other income (expense):
(Loss) earnings from consolidated affiliates	(28,396)	3,643	—	24,753	—
Interest expense	—	(6,958)	—	—	(6,958)
Net (loss) income before income tax benefit	(28,396)	(27,219)	4,176	24,753	(26,686)
Income tax benefit	—	589	—	—	589
Net (loss) income from continuing operations	(28,396)	(26,630)	4,176	24,753	(26,097)
Discontinued operations	—	(1,766)	—	—	(1,766)
Net (loss) income	(28,396)	(28,396)	4,176	24,753	(27,863)
Net income attributable to noncontrolling interests	—	—	533	—	533
Net (loss) income attributable to the Partnership	$(28,396)	$(28,396)	$3,643	$24,753	$(28,396)

	Condensed Consolidating Statements of Operations
	Nine months ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Revenue	$—	$123,422	$15,371	$(370)	$138,423
Gain on commodity derivatives, net	—	3,157	—	—	3,157
Total revenue	—	126,579	15,371	(370)	141,580
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	88,904	11,541	(370)	100,075
Direct operating expenses	—	10,572	978	—	11,550
Selling, general and administrative expenses	—	10,005	96	—	10,101
Equity compensation expense	—	1,272	—	—	1,272
Depreciation, amortization and accretion expense	—	15,320	402	—	15,722
Total operating expenses	—	126,073	13,017	(370)	138,720
Gain on sale of assets, net	—	121	—	—	121
Operating income	—	627	2,354	—	2,981
Other income (expense):
(Loss) earnings from consolidated affiliates	(257)	2,105	—	(1,848)	—
Interest expense	—	(3,083)	—	—	(3,083)
Net (loss) income from continuing operations	(257)	(351)	2,354	(1,848)	(102)
Discontinued operations	—	94	—	—	94
Net (loss) income	(257)	(257)	2,354	(1,848)	(8)
Net income attributable to noncontrolling interests	—	—	249	—	249
Net (loss) income attributable to the Partnership	$(257)	$(257)	$2,105	$(1,848)	$(257)

	Condensed Consolidating Statements of Comprehensive Income
	Three months ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net (loss) income	$(2,731)	$(2,731)	$1,439	$1,482	$(2,541)
Unrealized loss on post retirement benefit plan assets and liabilities	(34)	(34)	—	34	(34)
Comprehensive (loss) income	(2,765)	(2,765)	1,439	1,516	(2,575)
Less: Comprehensive income attributable to noncontrolling interests	—	—	190	—	190
Comprehensive (loss) income attributable to the Partnership	$(2,765)	$(2,765)	$1,249	$1,516	$(2,765)

	Condensed Consolidating Statements of Comprehensive Income
	Three months ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net (loss) income	$(4,275)	$(4,275)	$2,354	$2,170	$(4,026)
Unrealized gain on post retirement benefit plan assets and liabilities	23	23	—	(23)	23
Comprehensive (loss) income	(4,252)	(4,252)	2,354	2,147	(4,003)
Less: Comprehensive income attributable to noncontrolling interests	—	—	249	—	249
Comprehensive (loss) income attributable to the Partnership	$(4,252)	$(4,252)	$2,105	$2,147	$(4,252)

	Condensed Consolidating Statements of Comprehensive Income
	Nine months ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net (loss) income	$(28,396)	$(28,396)	$4,176	$24,753	$(27,863)
Unrealized loss on post retirement benefit plan assets and liabilities	(90)	(90)	—	90	(90)
Comprehensive (loss) income	(28,486)	(28,486)	4,176	24,843	(27,953)
Less: Comprehensive income attributable to noncontrolling interests	—	—	533	—	533
Comprehensive (loss) income attributable to the Partnership	$(28,486)	$(28,486)	$3,643	$24,843	$(28,486)

	Condensed Consolidating Statements of Comprehensive Income
	Nine months ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net (loss) income	$(257)	$(257)	$2,354	$(1,848)	$(8)
Unrealized gain on post retirement benefit plan assets and liabilities	40	40	—	(40)	40
Comprehensive (loss) income	(217)	(217)	2,354	(1,888)	32
Less: Comprehensive income attributable to noncontrolling interests	—	—	249	—	249
Comprehensive (loss) income attributable to the Partnership	$(217)	$(217)	$2,105	$(1,888)	$(217)

	Condensed Consolidating Statements of Cash Flows
	Nine months ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$11,413	$4,174	$—	$15,587
Cash flows from investing activities
Additions to property, plant and equipment	—	(22,841)	(1)	—	(22,842)
Proceeds from property damage insurance recoveries	—	482	—	—	482
Net contributions from affiliates	12,458	—	—	(12,458)	—
Net distributions to affiliates	(27,468)	—	—	27,468	—
Net cash used in investing activities	(15,010)	(22,359)	(1)	15,010	(22,360)
Cash flows from financing activities
Net contributions from affiliates	—	27,468	—	(27,468)	—
Net distributions to affiliates	—	(8,856)	(3,602)	12,458	—
Unit holder contributions	13,075	—	—	—	13,075
Unit holder distributions	(12,458)	—	—	—	(12,458)
Issuance of Series A convertible preferred units	14,393	—	—	—	14,393
Net distributions to noncontrolling interest owners	—	—	(571)	—	(571)
LTIP tax netting unit repurchase	—	(400)	—	—	(400)
Payments for deferred debt issuance costs	—	(1,509)	—	—	(1,509)
Payments on other debt	—	(2,231)	—	—	(2,231)
Borrowings on other debt	—	1,495	—	—	1,495
Payments on bank loans	—	(1,072)	—	—	(1,072)
Borrowings on bank loans	—	6,200	—	—	6,200
Payments on long-term debt	—	(99,821)	—	—	(99,821)
Borrowings on long-term debt	—	92,571	—	—	92,571
Net cash provided by (used in) financing activities	15,010	13,845	(4,173)	(15,010)	9,672
Net increase in cash and cash equivalents	—	2,899	—	—	2,899
Cash and cash equivalents
Beginning of period	1	575	—	—	576
End of period	$1	$3,474	$—	$—	$3,475
Supplemental cash flow information
Interest payments	$—	$5,051	$—	$—	$5,051
Supplemental non-cash information
Decrease in accrued property, plant and equipment	$—	$(6,080)	$—	$—	$(6,080)
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)	$59,995	$—	$—	$—	$59,995
Net assets contributed	$22,129	$—	$—	$—	$22,129
Fair value of Series A Units in excess of net assets received	$15,612	$—	$—	$—	$15,612
Accrued unitholder distribution for Series A Units	$2,912	$—	$—	$—	$2,912

	Revised Condensed Consolidating Statements of Cash Flows
	Nine months ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$14,122	$2,354	—	16,476
Cash flows from investing activities
Cost of acquisition, net of cash acquired	—	(51,377)	—	—	(51,377)
Additions to property, plant and equipment	—	(4,196)	(269)	—	(4,465)
Proceeds from disposal of property, plant and equipment	—	126	—	—	126
Net contributions from affiliates	12,050	—	—	(12,050)	—
Net distributions to affiliates	(13)	—	—	13	—
Net cash provided by (used in) investing activities	12,037	(55,447)	(269)	(12,037)	(55,716)
Cash flows from financing activities
Net contributions from affiliates	—	13	—	(13)	—
Net distributions to affiliates	—	(10,214)	(1,836)	12,050	—
Unit holder contributions	13	—	—	—	13
Unit holder distributions	(12,050)	—	—	—	(12,050)
Net distributions to noncontrolling interest owners	—	—	(249)	—	(249)
LTIP tax netting unit repurchase	—	(88)	—	—	(88)
Payments for deferred debt issuance costs	—	(1,140)	—	—	(1,140)
Payments on long-term debt	—	(42,310)	—	—	(42,310)
Borrowings on long-term debt	—	94,690	—	—	94,690
Net cash (used in) provided by financing activities	(12,037)	40,951	(2,085)	12,037	38,866
Net decrease in cash and cash equivalents	—	(374)	—	—	(374)
Cash and cash equivalents
Beginning of period	1	870	—	—	871
End of period	$1	$496	$—	$—	$497
Supplemental cash flow information
Interest payments	$—	$1,894	—	—	1,894
Supplemental non-cash information
Increase in accrued property, plant and equipment	$—	$808	$—	$—	$808

We corrected a classification error in the previously presented subsidiary guarantor statements of cash flows for the nine months ended September 30, 2012 in this Form 10-Q related to net distributions to affiliates within Guarantor Subsidiaries and Non-Guarantor Subsidiary of $10.2 million and $1.8 million, respectively, presented in net cash used in investing activities which is now presented as net distributions to affiliates within Guarantor Subsidiaries and Non-Guarantor Subsidiary of $10.2 million and $1.8 million, respectively in net cash provided by financing activities. This classification error has no impact to the consolidated financial statements.